Inventory - Schedule of inventories (Details) - CAD ($) $ in Thousands	Jul. 31, 2022	Jul. 31, 2021
Classes Of Inventories [Line Items]
Dried cannabis	$ 54,236	$ 106,041
Purchased dried cannabis	662	1,754
Extracts	3,928	16,356
Purchased extracts	478	2,247
Packaging and supplies	7,105	8,929
Total inventory	66,409	135,327
Capitalized cost
Classes Of Inventories [Line Items]
Dried cannabis	30,636	81,784
Purchased dried cannabis	662	1,754
Extracts	3,928	11,945
Purchased extracts	478	2,247
Packaging and supplies	7,105	8,929
Total inventory	42,809	106,659
Biological asset fair value adjustment
Classes Of Inventories [Line Items]
Dried cannabis	23,600	24,257
Purchased dried cannabis	0	0
Extracts	0	4,411
Purchased extracts	0	0
Packaging and supplies	0	0
Total inventory	$ 23,600	$ 28,668